Accrued liabilities (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accrued Liabilities (Abstract)
Audit fees	$ 216	$ 386
Legal fees	117	449
Other professional fees	7	26
Vessel operating and voyage expenses	7,573	9,555
Loan interest and financing fees	3,539	4,357
Income tax	267	0
Total Accrued Liabilities	$ 11,719	$ 14,773